FAIR VALUE MEASUREMENT (Schedule of Assets and Liabilities) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 Fair Value, Inputs, Level 1 [Member] USD ($)	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] USD ($)	Dec. 31, 2014 Fair Value, Inputs, Level 2 [Member] USD ($)	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents - cash deposits				$ 10,315,000	$ 74,430,000
Marketable securities - debt securities				37,230,000
Interest rate swap (liabilities)						(19,000)	(132,000)
Forward contracts and currency options (current liabilities) designated as hedging instruments						(39,000)	(90,000)
currency options (current liabilities)						(159,000)
Forward contracts and currency options (current assets) designated as hedging instruments						807,000	1,000
Currency options (current assets)						98,000
Total fair value of assets, net of fair value liabilities				47,545,000	74,430,000	688,000	(221,000)
Forward exchange contracts, notional amount	$ 9,200,000	€ 7,600,000	€ 11,200,000